Other Investments - non-current	12 Months Ended
Mar. 31, 2022
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Other Investments - non-current
6.	Other Investments - non-current

	As at March 31,
	2022		2022		2021

	(In millions)
(a) Investments - measured at Fair value through Other Comprehensive Income
Equity shares (quoted)	US$	105.8	Rs.	8,029.1	Rs.	4,993.9
Equity shares (unquoted)		88.4		6,697.1		5,807.7

Total	US$	194.2	Rs.	14,726.2	Rs.	10,801.6

(b) Investments - measured at Fair value through profit or loss
Non-cumulative redeemable preference shares	US$	0.1	Rs.	4.0	Rs.	4.0
Cumulative redeemable preference shares		0.2		15.0		15.0
Equity shares (unquoted)		32.8		2,486.0		1,838.3
Convertible debentures		7.3		551.9		937.3
Others		—		—		86.8

Total	US$	40.4	Rs.	3,056.9	Rs.	2,881.4

(c) Investments - measured at amortised cost
Investment in Government Securities (quoted)	US$	71.6		5,426.1		—

	US$	71.6	Rs.	5,426.1	Rs.	—

Total (a+b+c)	US$	306.2	Rs.	23,209.2	Rs.	13,683.0